Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 12,993	$ 40,618	$ 735
Accounts receivable	60,953	57,827	1,142
Prepaid expenses	8,750	21,250	2,500
Marketable securities	495,000	152,000	38,000
Security deposit	2,500	2,500	2,500
Total current assets	580,196	274,195	44,877
Patents pending	32,500	32,500
Computer Equipment, net	2,809	979
Total assets	615,505	307,674	44,877
Current Liabilities:
Accounts payable and accrued expenses	76,152	71,594
Due to stockholder	57,887	56,186	69,934
Convertible promssory note, net of discount of $10,136 (2013) and $22,465 (2012)	39,864	27,535
Derivative liability	28,820	40,000
Total current liabilities	202,723	195,315	69,934
Stockholders' Equity (Deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued
Common stock, $.001 par value; 90,000,000 shares authorized; 19,050,000 shares issued and outstanding	19,050	19,050	9,999
Additional paid-in capital	1,085,450	1,022,450	313,301
Deferred equity consideration	(41,667)	(72,917)
Accumulated comprehensive income loss	306,900	(38,000)	(152,000)
Accumulated deficit	(956,951)	(818,224)	(196,357)
Total stockholders' equity (deficiency)	412,782	112,359	(25,057)
Total liabilities and stockholders' equity (deficiency)	$ 615,505	$ 307,674	$ 44,877